UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 68.35%

Corporate Bonds - Domestic — 56.99%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$869,637
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	328,882
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,185,878
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	89,063
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	240,913
Associated Banc-Corp, 5.125%, 3/28/2016	300,000	309,037
Associates Corp. NA, 6.950%, 11/1/2018	200,000	230,270
AT&T, Inc., 2.950%, 5/15/2016	675,000	686,416
Bank of America Corp., 6.875%, 4/25/2018	500,000	565,205
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,099,231
BB&T Corp., 1.450%, 1/12/2018	500,000	498,084
BlackRock, Inc., 5.000%, 12/10/2019	500,000	558,634
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	553,625
CareFusion Corp., 1.450%, 5/15/2017	310,000	309,348
Celgene Corp., 3.625%, 5/15/2024	500,000	500,305
Citigroup, Inc., 1.250%, 1/15/2016	400,000	401,130
Citigroup, Inc., 6.125%, 11/21/2017	400,000	440,235
Citigroup, Inc., 5.375%, 8/9/2020	550,000	615,603
CVS Health Corp., 5.750%, 6/1/2017	400,000	432,476
CVS Health Corp., 4.750%, 5/18/2020	225,000	249,466
Discover Financial Services, 5.200%, 4/27/2022	475,000	505,778
Fifth Third Bancorp., 3.625%, 1/25/2016	340,000	345,059
Ford Motor Credit Co. LLC, 3.000%, 6/12/2017	900,000	921,034
General Electric Capital Corp., 6.000%, 8/7/2019	500,000	571,859
Goldman Sachs Group, Inc./The, 5.350%, 1/15/2016	600,000	614,358
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	225,000	250,699
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	457,388
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	186,040
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	259,416
Intuit, Inc., 5.750%, 3/15/2017	250,000	267,596
Jefferies Group LLC, 3.875%, 11/9/2015	200,000	201,700
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,349,812
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	660,627
Lazard Group LLC, 6.850%, 6/15/2017	50,000	54,646
MetLife, Inc., 6.817%, 8/15/2018	510,000	587,234
Morgan Stanley, 5.375%, 10/15/2015	325,000	329,268
Morgan Stanley, 5.500%, 7/28/2021	656,000	740,605
PNC Bank NA, 1.300%, 10/3/2016	500,000	502,190
Prudential Financial, Inc., 4.750%, 9/17/2015	200,000	201,557
Prudential Financial, Inc., 5.500%, 3/15/2016	310,000	319,880
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	474,680
Schlumberger Ltd., 3.650%, 12/1/2023	450,000	465,858
Sempra Energy, 6.500%, 6/1/2016	250,000	261,975
Simon Property Group LP, 6.125%, 5/30/2018	500,000	562,021
Starbucks Corp., 6.250%, 8/15/2017	300,000	332,384
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	436,882
Synchrony Financial, 3.750%, 8/15/2021	500,000	504,470
Time Warner, Inc., 3.400%, 6/15/2022	800,000	794,403
U.S. Bank NA, 0.396%, 4/22/2016 (a)	500,000	500,424
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	564,202
Viacom, Inc., 3.875%, 12/15/2021	800,000	812,692
WellPoint, Inc., 2.375%, 2/15/2017	500,000	508,741
Wells Fargo & Co., 5.625%, 12/11/2017	450,000	494,594

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

June 30, 2015 (Unaudited)

	Principal Amount	Fair Value

Total Corporate Bonds – Domestic (Cost $25,726,237)		$26,203,510

Corporate Bonds - Foreign — 11.36%
Corporate Bonds - Australia — 0.85%
Westpac Banking Corp., 4.875%, 11/19/2019	$350,000	388,403

Corporate Bonds - Canada — 7.74%
Bank of Montreal, 2.500%, 1/11/2017	1,000,000	1,022,753
Bank of Nova Scotia/The, 2.550%, 1/12/2017	1,000,000	1,021,770
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	35,061
EnCana Corp., 3.900%, 11/15/2021	450,000	459,782
Toronto-Dominion Bank/The, 2.500%, 7/14/2016	1,000,000	1,017,266

		3,556,632

Corporate Bond - Isle of Man — 0.73%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	337,066

Corporate Bond - Netherlands — 1.22%
Deutsche Telekom International Finance BV, 5.750%, 3/23/2016	100,000	103,390
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	458,231

		561,621

Corporate Bond – United Kingdom — 0.82%
Rio Tinto Finance USA PLC, 2.250%, 12/14/2018	375,000	377,409

Total Corporate Bonds – Foreign (Cost $5,192,682)		5,221,131

Total Corporate Bonds (Cost $30,918,919)		31,424,641

U.S. Treasury Obligations — 17.55%

U.S. Treasury Note, 2.250%, 7/31/2021	1,750,000	1,783,222
U.S. Treasury Note, 1.750%, 4/30/2022	1,000,000	981,328
U.S. Treasury Note, 2.500%, 8/15/2023	400,000	408,656
U.S. Treasury Note, 2.750%, 2/15/2024	4,718,000	4,898,610

Total U.S. Treasury Obligations (Cost $8,052,387)		8,071,816

U.S. Government Agencies — 6.98%

Federal Home Loan Banks, 0.500%, 5/11/2018	500,000	499,813
Federal Home Loan Banks, 0.500%, 4/30/2020	550,000	549,518
Federal Home Loan Banks, 2.000%, 11/28/2029	200,000	200,461
Federal National Mortgage Association, 2.400%, 11/7/2024	600,000	579,472
Federal National Mortgage Association, 2.000%, 12/30/2024	800,000	787,933
Federal National Mortgage Association, 1.000%, 1/30/2030	600,000	590,918

Total U.S. Government Agencies (Cost $3,244,218)		3,208,115

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

June 30, 2015 (Unaudited)

	Principal Amount	Fair Value

U.S. Government Mortgage Backed Agencies — 4.76%

Federal Home Loan Mortgage Corp., Pool #A57160, 5.500%, 2/1/2037	$45,454	$51,364
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	39,696	43,883
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	35,131	38,842
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	64,924	73,005
Federal National Mortgage Association, Pool #845573, 5.500%, 1/1/2036	75,174	86,005
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	27,015	30,375
Federal National Mortgage Association, Pool #MA1604, 4.000%, 12/1/2041	637,098	678,377
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	438,034	452,903
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	730,453	731,889

Total U.S. Government Mortgage Backed Agencies (Cost $2,154,575)		2,186,643

	Shares
Preferred Stocks — 0.10%

Federal National Mortgage Association, Series S, 8.250%	12,000	45,000

Total Preferred Stocks (Cost $300,000)		45,000

Money Market Securities — 1.29%

Fidelity Institutional Money Market - Government Portfolio – Class I, 0.01% (b)	594,926	594,926

Total Money Market Securities (Cost $594,926)		594,926

Total Investments – 99.03% (Cost $45,265,025)		45,531,141

Other Assets in Excess of Liabilities – 0.97%		447,171

TOTAL NET ASSETS – 100.00%		$45,978,312

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2015.
(b)	Rate disclosed is the seven day yield as of June 30, 2015.

At June 30, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$711,963
Gross unrealized (depreciation)	(445,847)

Net unrealized appreciation	$266,116

Aggregate cost of securities for income tax purposes	$45,265,025

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

June 30, 2015

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITS”) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2015

(Unaudited)

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government agencies and U.S. government mortgage backed agencies, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. All foreign bonds are denominated in U.S. dollars. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2015

(Unaudited)

The following is a summary of the inputs used at June 30, 2015 in valuing the Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Corporate Bonds	$—	$26,203,510	$—	$26,203,510
Foreign Corporate Bonds	—	5,221,131	—	5,221,131
U.S. Treasury Obligations	—	8,071,816	—	8,071,816
U.S. Government Agencies	—	3,208,115	—	3,208,115
U.S. Government Mortgage Backed Agencies	—	2,186,643	—	2,186,643
Preferred Stocks	45,000	—	—	45,000
Money Market Securities	594,926	—	—	594,926

Total	$639,926	$44,891,215	$—	$45,531,141

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended June 30, 2015, the Fund had no transfers between Levels.

Iron Strategic Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 6.80%

Corporate Bonds - Domestic — 5.65%
Case New Holland, Inc., 7.875%, 12/1/2017	$2,000,000	$2,200,000
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,624,000	1,591,520
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,265,000
First Data Corp., 12.625%, 1/15/2021	2,000,000	2,315,000
International Lease Finance Corp., 8.625%, 9/15/2015	2,000,000	2,027,500
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	2,000,000	2,085,000
NRG Energy, Inc., 8.250%, 9/1/2020	2,000,000	2,100,000
SLM Corp., 8.000%, 3/25/2020	2,000,000	2,235,000

		16,819,020

Corporate Bonds - Canada — 1.15%
CHC Helicopter SA, 9.250%, 10/15/2020 (a)	1,800,000	1,318,500
Novelis, Inc., 8.750%, 12/15/2020 (a)	2,000,000	2,125,000

		3,443,500

Total Corporate Bonds (Cost $19,785,949)		20,262,520

Convertible Notes — 8.94%

Convertible Notes - Domestic — 7.58%
BGC Partners, Inc., 4.500%, 7/15/2016	500,000	525,312
Blucora, Inc., 4.250%, 4/1/2019	1,500,000	1,492,500
Cobalt International Energy, Inc., 2.625%, 12/1/2019	1,000,000	739,375
Emergent Biosolutions, Inc., 2.875%, 1/15/2021	1,500,000	1,861,875
FXCM, Inc., 2.250%, 6/15/2018	1,500,000	1,275,937
Huron Consulting Group, Inc., 1.250%, 10/1/2019 (b)	1,000,000	1,091,250
IAS Operating Partnership LP, 5.000%, 3/15/2018 (b)	1,000,000	980,000
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	1,500,000	1,622,812
Medicines Co./The, 1.375%, 6/1/2017	1,500,000	1,792,500
Meritage Homes Corp., 1.875%, 9/15/2032	1,500,000	1,596,562
Nuance Communications, Inc., 2.750%, 11/1/2031	1,000,000	1,016,875
ON Semiconductor Corp., 2.625%, 12/15/2026	1,000,000	1,241,250
PDL BioPharma, Inc., 4.000%, 2/1/2018	750,000	714,844
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	503,125
Royal Gold, Inc., 2.875%, 6/15/2019	500,000	514,375
SEACOR Holdings, Inc., 3.000%, 11/15/2028	1,000,000	895,000
Starwood Property Trust, Inc., 4.000%, 1/15/2019	1,000,000	1,062,500
Stone Energy Corp., 1.750%, 3/1/2017	1,000,000	918,125
Tesla Motors, Inc., 0.250%, 3/1/2019	1,500,000	1,490,625
Walter Investment Management Corp., 4.500%, 11/1/2019	1,500,000	1,235,625

		22,570,467

Convertible Notes - Cayman Islands — 0.30%
Herbalife Ltd., 2.000%, 8/15/2019 (a)	1,000,000	887,505

Convertible Notes - China — 1.06%
Ctrip.com International Ltd. , 1.250%, 10/15/2018 (a)	1,500,000	1,715,625
SouFun Holdings Ltd., 2.000%, 12/15/2018 (a)	1,500,000	1,439,062

		3,154,687

Total Convertible Notes (Cost $26,511,496)		26,612,659

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Fair Value
U.S. Treasury Obligations — 0.67%

United States Treasury Bill, 0.000%, 7/30/2015	$1,000,000	$999,988
United States Treasury Bill, 0.000%, 9/10/2015	1,000,000	1,000,039

Total U.S. Treasury Obligations (Cost $1,999,717)		2,000,027

	Shares
Mutual Funds — 52.37%

Aberdeen Global High Income Fund - Class I	39,739	358,046
American Beacon High Yield Bond Fund - Institutional Class	45,568	384,136
American Beacon SiM High Yield Opportunities Fund	115,628	1,119,276
BlackRock High Yield Portfolio - BlackRock Class	942,405	7,407,307
Columbia High Yield Bond Fund - Class R5	2,786,511	8,164,476
Deutsche Global High Income Fund - Institutional Class	9,692	65,809
Deutsche High Income Fund - Institutional Class	455,973	2,161,312
Eaton Vance High Income Opportunities Fund - Class I	519,147	2,362,119
Eaton Vance Income Fund of Boston - Institutional Class	872,944	5,124,182
Federated High Yield Trust - Class SS	26,172	176,398
Federated Institutional High-Yield Bond Fund - Institutional Class	1,098,817	10,834,333
Fidelity Advisor High Income Advantage Fund - Class I	6,234	63,400
Fidelity Capital & Income Fund	4,275	42,021
Fidelity High Income Fund	43,097	381,842
Franklin High Income Fund - Advisor Class	23,136	45,347
Goldman Sachs High Yield Fund - Institutional Class	1,330,666	8,915,465
Hartford High Yield Fund - Class Y	7,730	57,432
Hotchkis and Wiley High Yield Fund - Class I	186,361	2,331,375
Invesco High Yield Fund - Class R5	13,098	55,929
Ivy High Income Fund - Class I	853,893	6,788,450
Janus High-Yield Fund - Class I	10,790	92,362
John Hancock Core High Yield Fund - Class I	202,615	2,090,989
JPMorgan High Yield Fund - Select Class	1,395,015	10,504,466
Loomis Sayles Institutional High Income Fund	51,844	374,835
Lord Abbett High Yield Fund - Class I	1,465,490	11,093,760
MainStay High Yield Corporate Bond Fund - Class I	1,393,701	8,027,718
MFS Global High Yield Fund - Class I	10,774	68,413
MFS High Income Fund - Class I (c)	2,497,352	8,665,810
Northeast Investors Trust	9,104	49,527
Northern High Yield Fixed Income Fund	1,122,472	7,902,201
Nuveen High Income Bond Fund - Class I	86,490	713,546
Nuveen Symphony Credit Opportunities Fund - Class I	4,514	95,914
Pioneer High Yield Fund - Class Y	2,373	23,544
Principal High Yield Fund - Institutional Class	615,867	4,545,101
Principal High Yield I Fund - Institutional Class	14,566	146,677
Prudential High Yield Fund - Class Q	2,230,366	12,289,318
Putnam High Yield Advantage Fund - Class Y	4,632	28,951
Putnam High Yield Trust - Class Y (c)	1,075,351	8,204,926
RidgeWorth High Income Fund - Class I	8,310	54,682
RidgeWorth Seix High Yield Fund - Class I	44,018	380,315
T. Rowe Price Institutional High Yield Fund	520,902	4,740,205
TIAA-CREF High Yield Fund - Institutional Class	514,574	5,037,677
USAA High Income Fund	832,557	6,901,896
Vanguard High-Yield Corporate Fund - Admiral Shares	959,400	5,670,055
Western Asset High Yield Fund - Class I	166,283	1,416,728

Total Mutual Funds (Cost $161,582,107)		155,958,271

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value

Exchange-Traded Funds — 8.20%

iShares IBOXX High Yield ETF (d)	91,120	$8,091,456
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (d)	41,819	4,176,464
PowerShares Fundamental High Yield Corporate Bond Portfolio (d)	220,478	4,114,119
SPDR Barclays High Yield Bond ETF (d)	209,188	8,039,095

Total Exchange-Traded Funds (Cost $24,686,435)		24,421,134

Money Market Securities (e) (f) — 28.80%

Federated Treasury Obligations Fund - Institutional Shares, 0.01%	15,720,159	15,720,159
Fidelity Institutional Money Market Treasury Only - Class I, 0.01%	15,720,159	15,720,159
First American Treasury Obligations Fund - Class Z, 0.00% (g)	38,616,090	38,616,090
Wells Fargo Advantage Treasury Plus Money Market Fund - Class I, 0.01%	15,720,159	15,720,159

Total Money Market Securities (Cost $85,776,567)		85,776,567

Total Investments – 105.78% (Cost $320,342,271)		315,031,178

Liabilities in excess of other assets – (5.78)%		(17,215,915)

TOTAL NET ASSETS – 100.00%		$297,815,263

(a)	Foreign corporate bond denominated in U.S. dollars.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than 30 days.
(d)	A portion of this security is on loan as of June 30, 2015. Total fair value of loaned securities is $22,179,246.
(e)	Rate disclosed is the seven day yield as of June 30, 2015.
(f)	All or a portion of these securities are held as collateral for outstanding credit default swap agreements.
(g)	A portion of this security was purchased with cash proceeds for securities on loan and serves as collateral for those securities as of June 30, 2015.

See accompanying notes which are an integral part of this schedule of investments.

Centrally Cleared Credit Default Swaps - Buy Protection (h)	Name	Acquisition Date		Maturity Date	Implied Credit Spread at June 30, 2015 (i)	Notional Amount (j)	Appreciation/ (Depreciation)

CDX North America High Yield Credit Default Swap Index (Markit CDX. NA. HY. 24) contract to pay a premium equal to 5% of the notional amount.	Markit CDX. NA. HY. 24	6/8/2015	(k)	6/20/2020	3.56%	$193,050,000	$(549,034)

(h)	When a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(i)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(j)	The notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index.
(k)	The security was purchased on multiple dates with the initial purchase date shown.

At June 30, 2015, the net unrealized appreciation (depreciation) on investments for tax purposes was as follows:

Gross unrealized appreciation	$2,035,750
Gross unrealized depreciation	(7,742,608)

Net unrealized depreciation on investments	$(5,706,858)

Aggregate cost of securities for income tax purposes	$320,738,036

See accompanying notes which are an integral part of this schedule of investments.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

June 30, 2015

(Unaudited)

The Iron Strategic Income Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities will be categorized as Level 1 securities.

Derivative instruments that the Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, convertible notes and U.S. Treasury Obligations, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$—	$20,262,520	$—	$20,262,520
Convertible Notes*	—	26,612,659	—	26,612,659
U.S. Treasury Obligations	—	2,000,027	—	2,000,027
Mutual Funds	155,958,271	—	—	155,958,271
Exchange-Traded Funds	24,421,134	—	—	24,421,134
Money Market Securities	85,776,567	—	—	85,776,567

Total	$266,155,972	$48,875,206	$—	$315,031,178

Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments**	$—	$(549,034)	$—	$(549,034)

Total	$—	$(549,034)	$—	$(549,034)

*	See schedule of investments for additional country information related to corporate bonds and convertible notes.
**	Credit Default Swaps (reflects net depreciation as of June 30, 2015).

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2015.

Derivative Transactions – The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would allow.

The Fund enters into credit derivatives, such as credit default swaps, to gain exposure to or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract. As of June 30, 2015, the notional amount of credit default swaps outstanding is $193,050,000 for which the Fund is the buyer of protection.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%. As of June 30, 2015, the Fund loaned securities having a fair value of $22,179,246 and received $22,895,931 of cash collateral for the loan from the following counterparties: Citigroup Global Markets, Inc., Credit Suisse Securities (USA) LLC, Morgan Stanley & Co. LLC, J.P. Morgan Clearing Corp, RBC Capital Markets, LLC and SG Americas Securities, LLC. This cash was invested in money market securities.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

Restricted Securities - The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At June 30, 2015, the aggregate value of such securities amounted to $2,071,250 and value amounts to 0.70% of the net assets of the Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
Huron Consulting Group, Inc., 1.250%, 10/1/2019*	9/4/2014	$1,000,000	$1,000,000	$1,091,250
IAS Operating Partnership LP, 5.000%, 3/15/2018	9/13/2013	1,000,000	949,555	980,000

				$2,071,250

*	The security was purchased on multiple dates with the initial purchase date shown.

Appleseed Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 65.67%

Business Services — 2.32%
Sykes Enterprises, Inc. *	64,746	$1,570,090
Yusen Logistics Co. Ltd. (a)	365,300	4,242,155

		5,812,245

Consumer Discretionary — 9.15%
adidas AG (a)	120,000	9,178,830
FTD Companies, Inc. *	206,546	5,822,532
Hyundai Home Shopping Network Corp. (a)	71,900	7,896,141

		22,897,503

Consumer Staples — 0.03%
Female Health Co./The *	37,600	67,680

Energy — 4.56%
McDermott International, Inc. *	1,149,355	6,137,556
Nabors Industries Ltd. (a)	365,202	5,269,865

		11,407,421

Financials — 10.35%
Oaktree Capital Group LLC (b)	181,300	9,641,534
Sberbank of Russia ADR (a)	817,159	4,339,114
Western Union Co./The	223,953	4,552,964
Willis Group Holdings PLC (a)	157,144	7,370,054

		25,903,666

Health Care Services — 0.11%
PDI, Inc. *	195,646	279,774

Industrials — 9.53%
Aggreko PLC (a)	403,354	9,128,354
Titan International, Inc.	747,276	8,025,744
Toyo Tanso Co. Ltd. (a)	402,200	6,708,538

		23,862,636

Information Technology — 12.91%
Samsung Electronics Co. Ltd. (a)	9,000	10,230,849
ScanSource, Inc. *	89,200	3,394,952
Teradata Corp. *	234,200	8,665,400
Yahoo!, Inc. (c) *	254,900	10,015,021

		32,306,222

Materials — 5.46%
Mosaic Co./The	187,778	8,797,399
Rentech, Inc. *	4,537,137	4,854,737

		13,652,136

Pharmaceuticals — 2.03%
Novartis AG ADR (a) (c)	51,750	5,089,095

Real Estate Investment Trusts — 3.30%
Equity Commonwealth *	321,400	8,250,338

Telecommunication Services — 5.92%
magicJack VocalTec Ltd. (a) *	319,123	2,371,084
SK Telecom Co. Ltd. ADR (a)	188,145	4,664,115
Verizon Communications, Inc.	167,065	7,786,900

		14,822,099

Total Common Stocks (Cost $158,331,536)		164,350,815

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Closed-End Trusts — 19.47%
Central GoldTrust (a) (d) *	711,293	$29,191,465
Sprott Physical Gold Trust (a) (d) *	2,022,319	19,535,601

Total Closed-End Trusts (Cost $54,540,044)		48,727,066

	Principal Amount
U.S. Government Securities — 2.41%
U.S. Treasury Note, 1.25%, 10/31/2015	$3,000,000	3,011,835
U.S. Treasury Note, 0.38%, 11/15/2015	3,000,000	3,003,399

Total U.S. Government Securities (Cost $6,009,748)		6,015,234

Corporate Bonds — 5.48%

Consumer Discretionary — 0.84%
Hanesbrands, Inc., 6.38%, 12/15/2020	2,000,000	2,097,500

Consumer Staples — 0.80%
Avon Products, Inc., 2.38%, 3/15/2016	2,000,000	2,005,000

Financials — 2.97%
AON Corp., 3.50%, 9/30/2015 (a)	2,820,000	2,836,866
Volkswagen Financial Services NV, 4.00%, 10/14/2015 (e)	11,300,000	1,446,702
Western Union Co./The, 5.93%, 10/1/2016	3,000,000	3,150,705

		7,434,273

Pharmaceuticals — 0.87%
Teva Pharmaceutical Industries Ltd., 2.40%, 11/10/2016 (a)	2,145,000	2,180,227

Total Corporate Bonds (Cost $14,189,334)		13,717,000

Foreign Government Bonds — 1.84%

Singapore Government Bond, 2.50%, 6/1/2019 (f)	6,000,000	4,611,957

Total Foreign Government Bonds (Cost $5,013,033)		4,611,957

Certificates of Deposit — 1.40%

Beneficial Bank, 0.15%, 7/18/2015	250,000	250,000
Beneficial State Bank, 0.07%, 9/3/2015 (g)	501,362	501,362
Community Bank, 0.75%, 9/24/2015 (g)	1,007,507	1,007,507
Community Trust Bank, 0.25%, 8/12/2015	250,000	250,000
New Resource Bank, 0.05%, 7/18/2015	249,270	249,270
Self-Help Federal Credit Union, 0.25%, 8/28/2015	250,000	250,000
Spring Bank, 0.90%, 6/30/2016	250,000	250,000
Sunrise Bank, 0.05%, 7/2/2015 (g)	500,665	500,665
Sunrise Bank, 0.12%, 7/3/2015	250,000	250,000

Total Certificates of Deposit (Cost $3,508,804)		3,508,804

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value
Money Market Securities — 2.53%

Federated Government Obligations Fund - Institutional Shares, 0.01% (h)	6,316,724	$6,316,724

Total Money Market Securities (Cost $6,316,724)		6,316,724

Total Investments – Long - 98.80% (Cost $247,909,223)		247,247,600

Total Investments – Short – (3.83)% (Premiums Received $10,154,704)		(9,569,904)

Other Assets in Excess of Liabilities – 5.03%		12,585,086

NET ASSETS – 100.00%		$250,262,782

(a)	Foreign security denominated in U.S. dollars.
(b)	Master Limited Partnership
(c)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2015, was $12,947,095.
(d)	Passive Foreign Investment Company
(e)	Foreign-denominated security. Principal amount is reported in Norwegian Krone.
(f)	Foreign-denominated security. Principal amount is reported in Singapore Dollars.
(g)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(h)	Rate disclosed is the seven day yield as of June 30, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

At June 30, 2015, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and excluding futures contracts for tax purposes, was as follows:

Unrealized appreciation	$17,230,963

Unrealized depreciation	(17,352,076)

Net unrealized depreciation on investments	$(121,113)

Aggregate cost of securities for income tax purposes	$237,798,809

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

June 30, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks - Short — (3.83)%

Consumer Discretionary — (3.32)%
Alibaba Group Holdings Ltd. (a)	(100,900)	$(8,301,043)

Information Technology — (0.51)%
Yahoo Japan Corp. (a)	(314,300)	(1,268,861)

Total Common Stocks - Short (Premiums Received $10,154,704)		$(9,569,904)

(a)	Foreign security denominated in U.S. dollars.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

June 30, 2015 (Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)

Japanese Yen Currency Futures Contract September 2015	(47)	$(4,807,219)	$(67,157)

TOTAL SHORT FUTURES CONTRACTS	(47)		$(67,157)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

June 30, 2015

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITS”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and closed-end trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, foreign government bonds and U.S. Government Securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined represents fair value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally valued using the closing price based on quoted data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$164,350,815	$—	$—	$164,350,815
Closed-End Trusts	48,727,066	—	—	48,727,066
U.S. Government Securities		6,015,234		6,015,234
Corporate Bonds*	—	13,717,000	—	13,717,000
Foreign Government Bonds	—	4,611,957	—	4,611,957
Certificates of Deposit	—	3,508,804	—	3,508,804
Money Market Securities	6,316,724	—	—	6,316,724

Total	$219,394,605	$27,852,995	$—	$247,247,600

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Common Stocks*	$(9,569,904)	$—	$—	$(9,569,904)
Short Futures Contracts**	(67,157)			(67,157)

Total	$(9,637,061)	$—	$—	$(9,637,061)

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the gross unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2015.

Currency Futures Contracts – The Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of June 30, 2015 is held for collateral for futures transactions and is restricted from withdrawal.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Spouting Rock/Convex Dynamic Global Macro Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Fair Value

Exchange-Traded Funds — 76.07%

Consumer Discretionary Select Sector SPDR Fund	753	$57,590
Consumer Staples Select Sector SPDR Fund	667	31,749
Financial Select Sector SPDR Fund	2,125	51,808
Health Care Select Sector SPDR Fund	1,512	112,478
Industrial Select Sector SPDR Fund	486	26,273
iShares 1-3 Year Treasury Bond ETF	4,070	345,380
iShares Global Healthcare ETF	286	31,094
iShares iBoxx $ Investment Grade Corporate Bond ETF	713	82,508
iShares MSCI Ireland Capped ETF	500	19,540
iShares MSCI Japan Index Fund	8,243	105,593
iShares MSCI Switzerland Index Fund	1,500	49,125
Materials Select Sector SPDR Fund	420	20,324
Powershares QQQ Trust	984	105,357
Schwab US Small-Cap ETF	451	25,910
SPDR Barclays High Yield Bond ETF	1,205	46,308
SPDR Dow Jones International Real Estate ETF	1,158	48,474
SPDR S&P 500 ETF Trust	957	196,999
Technology Select Sector SPDR Fund	1,923	79,612
Vanguard Intermediate-Term Bond ETF	889	74,560
Vanguard Mid-Cap ETF	201	25,613
Vanguard Mid-Cap Growth ETF	472	50,301
Vanguard Mid-Cap Value ETF	428	38,764
Vanguard Short-Term Corporate Bond ETF	2,835	225,609
Vanguard Small-Cap Growth ETF	149	20,002
Vanguard Small-Cap Value ETF	435	46,897
Vanguard Value ETF	1,183	98,615
WisdomTree Japan Hedged Equity Fund	2,278	130,302

Total Exchange-Traded Funds (Cost $2,145,077)		2,146,785

Money Market Securities — 35.72%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.14% (a)	1,008,088	1,008,088

Total Money Market Securities (Cost $1,008,088)		1,008,088

Total Investments – 111.79% (Cost $3,153,165)		3,154,873

Liabilities in Excess of Other Assets – (11.79)%		(332,697)

NET ASSETS – 100.00%		$2,822,176

(a)	Rate disclosed is the seven day yield as of June 30, 2015.

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2015, the net unrealized appreciation (depreciation) on investments for tax purposes was as follows:

Gross unrealized appreciation	$20,961
Gross unrealized depreciation	(19,253)

Net unrealized appreciation on investments	$1,708

Aggregate cost of securities for income tax purposes	$3,153,165

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments

June 30, 2015

(Unaudited)

The Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Spouting Rock/Convex Dynamic Global Macro Fund

Related Notes to the Schedule of Investments - continued

June 30, 2015

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$2,146,785	$—	$—	$2,146,785
Money Market Securities	1,008,088	—	—	1,008,088

Total	$3,154,873	$—	$—	$3,154,873

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2015.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	8/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	8/28/15

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/28/15